Investment in Equity Accounted Joint Venture (Tables)	6 Months Ended
Jun. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Participation in Investments That Are Accounted For Using The Equity Method
At June 30, 2020, and December 31, 2019, we had the following participation in investments that are accounted for using the equity method:

	December 31,	June 30,
	2019	2020
Enterprise Navigator Ethylene Terminal LLC (“Export Terminal Joint Venture”)	50%	50%
Luna Pool Agency Ltd. (“Pool Manager”)	—	50%

Schedule of Investments in Equity Accounted Joint Venture
The table below represents the Company’s investment into the Export Terminal Joint Venture, pursuant to which the Company has a 50% economic interest in building and operating the Marine Export Terminal, as of December 31, 2019 and June 30, 2020:

	2019	2020
	(in thousands)
Investment in equity accounted joint venture at January 1	$42,462	$130,660
Equity contributions to joint venture entity	84,500	7,500
Share of results	(1,126)	(3,205)
Capitalized interest and deferred financing costs	4,824	355

Total investment in equity accounted joint venture at December 31 and June 30	$130,660	$135,310